Post-retirement benefit plans - Schedule of expected future benefit payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Retirement Benefits [Abstract]
2022	$ 1,474
2023	1,554
2024	1,674
2025	1,736
2026	1,917
2027-2031	$ 14,113